EQUITY INVESTMENTS	12 Months Ended
Sep. 30, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
10.	EQUITY INVESTMENTS

Equity investments consist of the following:

	September 30,
	2011	2012
	RMB	RMB

Equity method investment	20,503	3,712
Cost method investment	-	18,721
	20,503	22,433
Liyu

The Company owns 30% equity interest in Liyu and accounts for the investment in Liyu under the equity method. For the years ended September 30, 2010, 2011 and 2012, the Company recorded its pro-rata share of earnings in Liyu of RMB497, RMB2,954 and RMB4,030 respectively. The Company also received dividends of RMB1,200, RMB2,467 and RMB2,100 respectively from Liyu for each of the years ended September 30, 2010, 2011 and 2012. The dividend received was accounted for as a reduction in equity investments.

A summary of the financial information of Liyu is set forth below:

Balance sheets:	September 30,
	2011	2012
	RMB	RMB

Current assets	8,287	14,091
Non-current assets	4,290	5,783
Total assets	12,577	19,874
Current and total liabilities	(6,412)	(7,275)
Total shareholders’ equity	6,165	12,599

Operating results:	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Revenue	10,830	19,027	19,038
Income from operations	1,714	11,304	11,818
Net income	1,655	9,845	13,434

Jinong

The Company owns 23% equity interest in Jinong and accounts for the investment under the equity method before fiscal year 2011. While one shareholder of Jinong increased its investment and the share owned by the Company reduced to 17.94% in this year, the Company has no significant influence in Jinong anymore and the accounting for the investment changed to cost method. For the years ended September 30, 2010, 2011, the Company recorded its pro-rata share of earnings (losses) in Jinong of RMB1,215 and RMB(1,345), respectively. We assessed the impairment of the investment as of September 30, 2012. As the share of net equity the Company owned is greater than the investment cost, no impairment noted.